CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Earnings/(loss)	CAD (159)	CAD 1,608	CAD 494
Other comprehensive income/(loss), net of tax
Change in unrealized gains/(loss) on cash flow hedges	198	(833)	697
Change in unrealized loss on net investment hedges	(903)	(270)	(96)
Other comprehensive income from equity investees	30	10	11
Reclassification to earnings of realized cash flow hedges	(191)	76	72
Reclassification to earnings of unrealized cash flow hedges	(121)	158	39
Reclassification to earnings of pension plans and other postretirement benefits amortization amounts	21	15	27
Actuarial gains/(loss) on pension plans and other postretirement benefits	51	(191)	114
Change in foreign currency translation adjustment	3,347	1,238	710
Reclassification to earnings of derecognized cash flow hedges (Note 24)	(247)
Other comprehensive income	2,185	203	1,574
Comprehensive income	2,026	1,811	2,068
Comprehensive income(loss) attributable to noncontrolling interests and redeemable noncontrolling interests	292	(242)	(276)
Comprehensive income attributable to Enbridge Inc.	2,318	1,569	1,792
Preference share dividends	(288)	(251)	(183)
Comprehensive income attributable to Enbridge Inc. common shareholders	CAD 2,030	CAD 1,318	CAD 1,609